Combined Balance Sheet - USD ($) $ in Millions		Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents		$ 2	[1]	$ 2	[1]	$ 19	$ 50
Accounts receivable—related parties		66	[1]	76
Accounts receivable—third parties		4	[1]	7
Materials and supplies		12	[1]	11
Prepaid expenses		3	[1]	4
Total current assets		87	[1]	100
Equity investments		1,874	[1]	1,142
Net properties, plants and equipment		2,893	[1]	2,675
Goodwill		185	[1]	185
Deferred rentals and other		7	[1]	7
Total Assets		5,046	[1]	4,109
Liabilities
Accounts payable—related parties		10	[1]	12
Accounts payable—third parties		31	[1]	31
Accrued property and other taxes		21	[1]	10
Accrued interest		29	[1]	26
Short-term debt		42	[1]	15
Deferred revenues		25	[1]	14
Other current liabilities		1	[1]	3
Total current liabilities		159	[1]	111
Long-term debt		2,348	[1]	2,396
Asset retirement obligations		10	[1]	9
Accrued environmental costs		2	[1]	2
Deferred income taxes		5	[1]	2
Deferred revenues and other		22	[1]	23
Total Liabilities		2,546	[1]	2,543
Equity
General partner—Phillips 66 (2017 and 2016—2,187,386 units issued and outstanding)		(662)	[1]	(704)
Accumulated other comprehensive loss		(1)	[1]	(1)
Total Equity		2,500	[1]	1,566		2,637	1,444
Total Liabilities and Equity		5,046	[1]	4,109
Public | Common Units
Equity
Unitholders		1,966	[1]	1,795
Total Equity		1,966		1,795		1,790	809
Non-public | Common Units | Phillips 66
Equity
Unitholders		472	[1]	476
Total Equity		472		$ 476		$ 469	$ 233
Phillips 66
Equity
Net investment—Predecessors	[1]	$ 725

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.